Schedule of Share Based Payment Arrangement Option Exercise Price Range (Details)	12 Months Ended
	Dec. 31, 2025 $ / shares $ / shares shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Outstanding, number of options, beginning balance	10,359,750	8,066,000	8,629,000
Outstanding, weighted average exercise price, beginning balance | $ / shares	$ 0.31	$ 0.39	$ 0.43
Granted, number of options	2,158,333	2,318,750	1,885,000
Granted, Weighted average exercise price | $ / shares	$ 0.18	$ 0.14	$ 0.22
Expired, number of options	(1,930,400)		(1,988,000)
Expired, weighted average exercise price | $ / shares	$ (0.33)		$ (0.46)
Cancelled, number of options	(110,000)	(25,000)	(460,000)
Cancelled, weighted average exercise price | $ / shares	$ (0.19)	$ (0.14)	$ (0.44)
Outstanding, number of options, ending balance	10,477,683	10,359,750	8,066,000
Outstanding, weighted average exercise price, ending balance | $ / shares	$ 0.29	$ 0.31	$ 0.39
Number outstanding	10,477,683
Number exercisable	6,456,742
Range 1 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.20
Number outstanding	2,268,750
Number exercisable	952,875
Expiry date	Mar. 25, 2029
Range 2 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.25
Number outstanding	2,113,333
Number exercisable	169,467
Expiry date	Aug. 21, 2030
Range 3 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.30
Number outstanding	1,805,000
Number exercisable	1,227,400
Expiry date	Feb. 21, 2028
Range 4 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.50
Number outstanding	789,600
Number exercisable	789,600
Expiry date	Feb. 01, 2026
Range 5 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.50
Number outstanding	2,295,000
Number exercisable	2,111,400
Expiry date	Feb. 01, 2027
Range 6 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 0.66
Number outstanding	200,000
Number exercisable	200,000
Expiry date	Jul. 12, 2026
Range 7 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise prices per share | $ / shares	$ 1.02
Number outstanding	1,006,000
Number exercisable	1,006,000
Expiry date	Apr. 06, 2026